SCHEDULE OF LOANS AND NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loans and note payable, net	$ 780,131	$ 1,097,742
Line of Credit [Member]
Debt Instrument [Line Items]
Loans and note payable, net	35,501	134,210
Merchant Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	248,066	319,742
Revenue Purchase Agreement [Member]
Debt Instrument [Line Items]
Loans and note payable, net	403,141	164,636
Bridge Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	4,384	184,154
Insurance Financing [Member]
Debt Instrument [Line Items]
Loans and note payable, net	89,039	225,000
TruMed Acquisition Note Payable [Member]
Debt Instrument [Line Items]
Loans and note payable, net		$ 70,000